BINGHAM McCUTCHEN

Bingham McCutchen LLP

150 Federal Street

Boston, MA

02110-1726

T 617.951.8000

F 617.951.8736

www.bingham.com

October 31, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Citizens Funds
File Nos. 2-80886 and 811-3626

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Citizens Funds, a Massachusetts business trust (the “Trust”), hereby certifies that that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 72 to the Trust’s registration statement on Form N-1A and relating to each series of the Trust (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on October 29, 2007, is the most recent amendment to the Trust’s registration statement relating to the series of the Trust.

Please call the undersigned at (617) 951-8567 with any questions relating to this filing.

Sincerely,

/s/ Paul B. Raymond

Paul B. Raymond